Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Line Items]
Less: Accumulated amortization		$ (250)
Intangible assets - net		2,750
Software Development Costs [Member]
Intangible Assets [Line Items]
Intangible assets - gross
Website [Member]
Intangible Assets [Line Items]
Intangible assets - gross		$ 3,000